Consolidated (Condensed) Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net earnings	$ 15.1	$ 36.9	$ 33.2	$ 50.9	$ 157.1	$ 159.8	$ 146.1
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(6.1)	1.3	11.1	(9.8)	(25.2)	(16.9)	2.6
Unrealized gain (loss) on derivatives, net of income taxes	1.5	0.7	2.4	(1.0)	(0.8)	(0.6)	(0.2)
Employee pension and post-retirement benefits, net of income taxes	0.3	(1.2)	(8.6)	0.5	2.2	(4.4)	5.6
Total other comprehensive income (loss), net of tax	(4.3)	0.8	4.9	(10.3)	(23.8)	(21.9)	8.0
Comprehensive income (loss)	$ 10.8	$ 37.7	$ 38.1	$ 40.6	$ 133.3	$ 137.9	$ 154.1